Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Schedule of net revenue

	2021	2020	2019
Educational content	1,218,687	998,373	570,292
Other	17,237	4,534	2,820
Deductions:
Taxes	(3,850)	(1,197)	(275)
Net revenue	1,232,074	1,001,710	572,837

	2021			2020			2019
Segments	Core	Supplemental	Total	Core	Supplemental	Total	Core	Supplemental	Total
Type of goods or service
Educational content	931,187	283,650	1,214,837	839,383	157,793	997,176	433,326	136,853	570,179
Other	4,812	12,425	17,237	1,762	2,772	4,534	46	2,612	2,658
Total net revenue from contracts with customers	935,999	296,075	1,232,074	841,145	160,565	1,001,710	433,372	139,465	572,837